Purchases and other expenses - External purchases components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses
Commercial, equipments expenses and content rights	€ (7,772)	€ (7,385)	€ (6,868)
o/w costs of terminals and other equipment sold	(4,459)	(4,234)	(3,841)
o/w advertising, promotional, sponsoring and rebranding costs	(804)	(783)	(736)
Service fees and inter-operator costs	(4,251)	(4,349)	(4,529)
o/w interconnexion costs	2,703	2,956	3,186
Other network expenses, IT expenses	(3,590)	(3,530)	(3,503)
Other external purchases	(3,119)	(2,709)	(2,791)
o/w building cost for resale	(1,236)	(1,047)	(883)
o/w overhead	(1,172)	(1,044)	(1,099)
o/w rental expenses	(134)	(147)	(151)
Total external purchases	(18,732)	(17,973)	(17,691)
Costs of other goods sold	434	292	265
Underlying assets	€ 109,650	€ 108,071	€ 107,676	€ 106,689	€ 104,262